Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended			6 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Jun. 30, 2003 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2010 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2002 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock	Dec. 31, 2010 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2006 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock	Dec. 31, 2010 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2007 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock	Dec. 31, 2010 Common Stock	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp
Redeemable convertible preferred stock, share issued				1,250,000		2,900,000				5,000,216			2,687,915	4,030,024
Proceeds from issuance of redeemable convertible preferred stock				$ 1,250,000		$ 2,828,322				$ 7,863,725			$ 5,274,886	$ 7,935,898
Offering costs										58,850			60,894	64,102
Preferred stock converted to common stock					450,000				2,173,451				1,896,116
Common stock issued in conversion of preferred stock																	2,773,492
Series A, Series B and Series C Preferred Stock, dividends percentage	8.00%	8.00%
Preferred stock, liquidation preference							6,755,992	6,459,992			8,936,955	8,475,905			15,141,345	14,205,340
Redemption price per share							$ 1.00				$ 1.58				$ 1.99
Common stock reserved for conversion of preferred stock							3,700,000				3,631,898				5,762,765
Aggregate proceeds from public offering of common stock that would result conversion of preferred stock, minimum	$ 20,000,000
Price per share of common stock that would result conversion of preferred stock			$ 5.00
Preferred stock, shares authorized																		10,000,000	10,000,000
Preferred stock, par value																		$ 0.0001	$ 0.0001